Other financial assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Assets Explanatory [Abstract]
Disclosure Of Other Non Current Financial Assets [Text Block]
15 Other financial assets

	December 31, 2018		December 31, 2017
(€ million)	Current	Non-current	Current	Non-current
Long-term financing receivables held for operating purposes	61	1,189	23	1,602
Short-term financing receivables held for operating purposes	51		84
	112	1,189	107	1,602
Financing receivables held for non-operating purposes	188		209
	300	1,189	316	1,602
Securities held for operating purposes		64		73
	300	1,253	316	1,675

Financing receivables are stated net of allowance for doubtful accounts as follows:

(€ million)	Allowance for doubtful accounts of financing receivables
Carrying amount at December 31, 2017	730
Additions	279
Deductions	(596)
Currency translation differences	17
Carrying amount at December 31, 2018	430

Financing receivables held for operating purposes of  €
1,301
million
(€
1,709
million at
December 31, 2017
) related principally to funds provided to joint ventures and associates in the Exploration & Production segment
(€
1,075
million)
and the Gas & Power segment (€
103
 million). The greatest exposure is towards the joint venture Cardón IV SA (Eni’s interest 50
%)
in Venezuela, which is currently operating the Perla offshore gas field, for €
705
million at
December 31, 2018

(€
955
million at
December 31, 2017
). The recoverability of those assets was assessed considering the performance of the industrial initiatives financed in addition to other factors.
Financing receivables held for operating purposes due beyond five years amounted to
€1,088 million
(€1,393 million at December 31, 2017).
The fair value of non-current financing receivables held for operating purposes of  €
1,188
million has been estimated based on the present value of expected future cash flows discounted at rates ranging from
-
0.2
% to
2.9
%
(-
0.2
% and
2.5
% at
December 31, 2017
). This valuation methodology does not apply to assess the recoverability of the financial loan granted to the joint venture Cardón IV SA to fund the development projects carried out by the venture, which can be assimilated to net capital employed. The recoverability of this financing loans depends on the future cash flows of the industrial project, which are exposed to a credit risk given the difficult financial condition of Venezuela. In assessing the recoverability of the loan, management carried out an appreciation of the risk to convert in cash the project’s future revenues by projecting a deferral in the timing of revenues collection and discounting the resulting future cash flows at a rate adjusted for the Country risk that factors in the deteriorated operating environment of the Country. The outcomes of the assessment confirmed the carrying amount of the financial loan.
The recoverability of other long-term financial assets was assessed by considering the expected probability default in the next twelve months only, as the creditworthiness suffered no significant deterioration in the reporting period.

Additions to the allowance for doubtful accounts related to a loss taken at a financing receivable granted to a joint venture in Russia engaged in the execution of an exploratory project in the Black Sea due to the unsuccessful outcome of the initiative.

Financing receivables held for non-operating purposes related to bank deposits with the purpose to invest cash surpluses and restricted deposits in escrow to guarantee transactions on derivative contracts.

Financing receivables held for non operating purposes
 were denominated in euro and U.S. dollar for €
188
million and €
1,299
million, respectively.

Securities held for operating purpose related to listed bonds issued by sovereign states (listed bonds issued by sovereign states for €
69
million and by the European Investment Bank for
€
4
million at
December 31, 2017
)
.

Securities for  €
20
million (same amount as of
December 31, 2017
) were pledged as guarantee of the deposit for gas cylinders as provided for by the Italian law
.
The following table analyses securities per issuing entity:
	Amortized cost (€ million )	Nominal value (€ million)	Fair Value (€ million)	Nominal rate of return (%)	Maturity date	Rating- Moody’s	Rating- S&P
Sovereign states
Fixed rate bonds
Italy	24	24	25	from 0.20 to 4.75	from 2019 to 2025	Baa3	BBB
Others (*)	29	29	29	from 0.05 to 4.40	from 2019 to 2023	from Aa3 to Baa1	from AA to A-
Floating rate bonds
Italy	8	8	8		from 2019 to 2020	Baa3	BBB
Others (*)	3	3	3		2022	Baa3	BBB-
Total sovereign states	64	64	65

(*)	Amounts included herein are lower than €25 million.

Securities having a maturity within five years amounted to
€
63 million.
The fair value of securities was derived from quoted market prices.
Receivables with related parties are described in note 36 — Transactions with related parties.